Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schwab High Yield Bond ETF
Prospectus [Line Items]
Annual Return [Percent]	7.94%
Schwab International Dividend Equity ETF
Prospectus [Line Items]
Annual Return [Percent]	(1.75%)	14.68%	(9.35%)
Schwab International Equity ETF
Prospectus [Line Items]
Annual Return [Percent]	3.46%	18.28%	(14.90%)	11.42%	9.86%	22.15%	(14.39%)	25.83%	2.88%	(2.44%)
Schwab International Small-Cap Equity ETF
Prospectus [Line Items]
Annual Return [Percent]	1.90%	14.69%	(21.92%)	12.14%	10.69%	22.96%	(18.65%)	29.33%	3.17%	1.85%
Schwab Emerging Markets Equity ETF
Prospectus [Line Items]
Annual Return [Percent]	11.59%	7.96%	(17.10%)	(0.72%)	14.77%	19.95%	(13.32%)	32.03%	12.91%	(15.80%)
Schwab U.S. Broad Market ETF
Prospectus [Line Items]
Annual Return [Percent]	23.88%	26.16%	(19.48%)	25.77%	20.77%	30.94%	(5.25%)	21.18%	12.56%	0.45%
Schwab 1000 Index ETF
Prospectus [Line Items]
Annual Return [Percent]	24.47%	26.53%	(19.45%)	26.08%	20.68%	31.37%	(4.90%)
Schwab U.S. Large-Cap ETF
Prospectus [Line Items]
Annual Return [Percent]	24.90%	26.86%	(19.44%)	26.74%	20.90%	31.40%	(4.52%)	21.91%	11.78%	1.02%
Schwab U.S. Large-Cap Growth ETF
Prospectus [Line Items]
Annual Return [Percent]	34.92%	50.12%	(31.81%)	28.06%	39.13%	36.21%	(1.35%)	28.04%	6.76%	3.26%
Schwab U.S. Large-Cap Value ETF
Prospectus [Line Items]
Annual Return [Percent]	14.02%	8.90%	(7.58%)	25.47%	2.62%	26.04%	(7.24%)	16.52%	16.43%	(1.09%)
Schwab U.S. Mid-Cap ETF
Prospectus [Line Items]
Annual Return [Percent]	12.01%	16.67%	(17.11%)	19.33%	15.25%	27.51%	(8.68%)	19.58%	14.44%	(0.01%)
Schwab U.S. Small-Cap ETF
Prospectus [Line Items]
Annual Return [Percent]	11.05%	18.54%	(19.80%)	16.35%	19.35%	26.54%	(11.75%)	15.04%	19.88%	(4.24%)
Schwab U.S. Dividend Equity ETF
Prospectus [Line Items]
Annual Return [Percent]	11.60%	4.58%	(3.23%)	29.78%	15.11%	27.28%	(5.46%)	20.88%	16.25%	(0.21%)